Supplement Dated November 15, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective November 14, 2022, for the JNL/Goldman Sachs 4 Fund, please delete all references to and information for Nicholas Chan.

Effective October 1, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Franco Castagliuolo	October 2022	Portfolio Manager, FIAM
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Muñoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM
Michael Weaver	June 2019	Portfolio Manager, FIAM

Effective November 14, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs 4 Fund, please delete the section in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in stocks of approximately 150 distinct companies included in the S&P 500® Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

Quality Strategy

The quality strategy emphasizes competitive advantage. The competitive advantage sub-portfolio invests in the stock of companies included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. Goldman Sachs Asset Management, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Value Strategies

The value strategies emphasize dividend income & growth and intrinsic value.

The dividend income & growth sub-portfolio invests in the stock of companies included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by the Sub-Adviser. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

The intrinsic value sub-portfolio invests in the stock of companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.  With respect to the Financials sector, the model will reference return on equity in lieu of free cash flows. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

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Momentum Strategy

The momentum sub-portfolio invests in the stock of companies included in the S&P 500® Index that exhibit high momentum based on the trailing twelve months, excluding the recent one-month. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Triblend Rebalance

A portion of each of sub-portfolio rebalances on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three factors to ensure equal weighting. The Fund may change the frequency and timing of its scheduled rebalances at its sole discretion. The Fund may apply situational risk exposure constraints beyond the S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in response to extraordinary market events. The Sub-Adviser generally uses a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The Sub-Adviser incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

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Effective November 14, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs 4 Fund, please delete the section in the entirety and replace with the following:

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	April 2021	Vice President, GSAM
Len Ioffe	November 2022	Managing Director, GSAM

Effective October 1, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2022	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2022	Assistant Vice President and Portfolio Manager, JNAM
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, PPM
David Wagner	2011	Senior Managing Director, PPM
Eric Mollenhauer	September 2022	Portfolio Manager, FIAM
Kevin Nielsen	September 2022	Portfolio Manager, FIAM
Chandler Perine	October 2022	Portfolio Manager, FIAM

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, after the last table please add the following:

JNAM will voluntarily waive 0.53% of management fees on the Fund’s assets up to $500 million, 0.475% on assets between $500 million and $1 billion, 0.45% on assets between $1 billion and $3 billion, 0.44% on assets between $3 billion and $5 billion and 0.43% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Capital Appreciation Fund, after the last table please add the following:

JNAM will voluntarily waive 0.575% of management fees on the Fund’s assets up to $500 million, 0.55% on assets between $500 million and $1 billion, 0.53% on assets between $1 billion and $3 billion, 0.52% on assets between $3 billion and $5 billion, 0.51% on assets between $5 billion and $10 billion and 0.50% on assets over $10 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, after the last table please add the following:

JNAM will voluntarily waive 0.47% of management fees on the Fund’s assets up to $3 billion, 0.46% on assets between $3 billion and $5 billion and 0.45% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

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Effective October 1, 2022, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the third paragraph in the entirety and replace with the following:

Franco Castagliuolo is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Castagliuolo co-manages portfolio across retail and institutional assets. Prior to assuming his current responsibilities in November 2009, Mr. Castagliuolo served as a research analyst and mortgage trader in Fidelity’s Taxable Bond group. Previously, Mr. Castagliuolo held various roles in Fidelity’s Municipal Bond group, including trader and research associate. He has been in the financial industry since joining Fidelity in 1996. Mr. Castagliuolo earned his bachelor of science in business administration degree in finance, with a minor in economics, from Bryant University. He is also a CFA® charterholder.

Effective November 14, 2022, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs 4 Fund, please delete the section in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in stocks of approximately 150 distinct companies included in the S&P 500® Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

Quality Strategy

The quality strategy emphasizes competitive advantage. The competitive advantage sub-portfolio invests in the stock of companies included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. Goldman Sachs Asset Management, L.P., the Fund’s sub-adviser (the “Sub-Adviser”) excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Value Strategies

The value strategies emphasize dividend income & growth and intrinsic value.

The dividend income & growth sub-portfolio invests in the stock of companies included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by the Sub-Adviser. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

The intrinsic value sub-portfolio invests in the stock of companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.  With respect to the Financials sector, the model will reference return on equity in lieu of free cash flows. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Momentum Strategy

The momentum sub-portfolio invests in the stock of companies included in the S&P 500® Index that exhibit high momentum based on the trailing twelve months, excluding the recent one-month. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Triblend Rebalance

A portion of each of sub-portfolio rebalances on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three factors to ensure equal weighting. The Fund may change the frequency and timing of its scheduled rebalances at its sole discretion. The Fund may apply situational risk exposure constraints beyond the S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in response to extraordinary market events. The Sub-Adviser generally uses a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The Sub-Adviser incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

4

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

The Fund may lend its securities to increase its income.

The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

Effective November 14, 2022, in the section, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL/Goldman Sachs 4 Fund, please delete the first and second paragraphs in the entirety and replace with following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), located at 200 West Street, New York, New York 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Effective November 14, 2022, in the section, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL/Goldman Sachs 4 Fund, after the third paragraph please add the following:

Len Ioffe is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. Len has been a senior portfolio manager in the Quantitative Investment Strategies Group since 2001. He is responsible for equity portfolios in developed and emerging markets, overseeing new product development, portfolio design, implementation and ongoing management. Previously, Len performed portfolio construction and risk analysis of domestic and international quantitative equity portfolios and implemented different trading strategies from 1996 to 2000. He joined Goldman Sachs in 1994 and was named managing director in 2004. Prior to joining the firm, Len worked for the investment bank Shearson Lehman Brothers and the consulting company Ernst & Young. Earlier in his career, he worked as an applications developer at the consulting company Miningham & Oellerich, Inc. Len is a member of the New York Society of Security Analysts. Len earned an MS in Computer Science from St. Petersburg Polytechnic University in Russia in 1985 and an MBA from New York University’s Stern School of Business in 1999.

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Effective November 14, 2022, in the section, “Additional Information About Each Fund,” under “The Sub-Advisers and Portfolio Management,” for the JNL/Goldman Sachs 4 Fund, please delete the last paragraph in the entirety and replace with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2021.

Effective October 1, 2022, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, after the thirteenth paragraph please add following:

Chandler Perine is a portfolio manager in the High Income and Alternatives division at Fidelity Investments. In this role, Mr. Perine co-manages portfolios across retail and institutional assets. Prior to assuming his current responsibilities in 2022, Mr. Perine evaluated investment opportunities across multiple asset classes, including stocks, high yield bonds, convertibles, and bank loans in the food, beverage, grocery, restaurant, gaming, regulated utility, and healthcare industries. Before joining Fidelity in 2008, Mr. Perine was an investment analyst at Cypresstree Investment Management where he was responsible for a portfolio of leveraged bank loans, high-yield bonds, and CDS in the oil and gas, utilities, and waste service industries. Prior to that, he also held various roles at the Federal Reserve Bank of Boston. He has been in the financial industry since 1999. Mr. Perine earned his bachelor of arts degree in government and legal studies with a concentration in international relations from Bowdoin College and his masters of business administration from the Carroll Graduate School of Management, Boston College.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the Underlying Funds table in the entirety and replace with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/AB Sustainable Global Thematic Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/PIMCO Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America Floating Rate Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PPM America High Yield Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PPM America Total Return Fund
JNL/Franklin Templeton Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Goldman Sachs 4 Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Western Asset Global Multi-Sector Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/WMC Government Money Market Fund
JNL/Invesco Global Growth Fund
JNL/Invesco Small Cap Growth Fund	International Fixed-Income
JNL/JPMorgan MidCap Growth Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International
JNL/Mellon S&P 500 Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon U.S. Stock Market Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/Mellon DowSM Index Fund	JNL/Causeway International Value Select Fund
JNL/Mellon World Index Fund	JNL/DFA International Core Equity Fund
JNL/MFS Mid Cap Value Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Morningstar U.S. Sustainability Index Fund	JNL/Lazard International Strategic Equity Fund
JNL/Morningstar Wide Moat Index Fund	JNL/WCM China Quality Growth Fund
JNL/Newton Equity Income Fund	JNL/WCM Focused International Equity Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/William Blair International Leaders Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund

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JNL/T. Rowe Price Capital Appreciation Fund	Allocation
JNL/T. Rowe Price Established Growth Fund	JNL/BlackRock Global Allocation Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Value Fund	JNL/T. Rowe Price Balanced Fund
JNL/WMC Balanced Fund
JNL/WMC Equity Income Fund	Alternative Assets
JNL/WMC Value Fund	JNL/BlackRock Global Natural Resources Fund
JNL/First Sentier Global Infrastructure Fund
Sector	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Communication Services Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Consumer Discretionary Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Mellon Energy Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund	Alternative Strategies
JNL/Mellon Industrials Sector Fund	JNL Multi-Manager Alternative Fund
JNL/Mellon Information Technology Sector Fund	JNL/JPMorgan Hedged Equity Fund
JNL/Mellon Materials Sector Fund	JNL/Westchester Capital Event Driven Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

This Supplement is dated November 15, 2022.

7

Supplement Dated November 15, 2022

To The Statement of Additional Information

Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective November 14, 2022, for the JNL/Goldman Sachs 4 Fund, please delete all references to and information for Nicholas Chan.

Effective October 1, 2022, on page 210, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, under “Portfolio Manager Compensation Structure,” please delete the section in the entirety and replace with the following:

Ford O’Neil is lead portfolio manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for his services. Jeffrey Moore is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for his services. Celso Munoz is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for his services. Michael Weaver is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for managing the high income bond investments of the fund. Alexandre Karam is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for managing the high income bond investments of the fund. Franco Castagliuolo is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for managing the MBS subportfolio of the fund. Eric Mollenhauer is co-manager of JNL/PPM Floating Rate Income Fund and receives compensation for those services. Kevin Nielsen is co-manager of JNL/PPM Floating Rate Income Fund and receives compensation for those services. Chandler Perine is co-manager of JNL/PPM Floating Rate Income Fund and receives compensation for those services. As of October 1, 2022, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, and participation in several types of equity-based compensation plans. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.

Mr. O’Neil’s, Mr. Moore’s, Mr. Munoz’s, and Mr. Castagliuolo’s base salaries are determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other taxable bond funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of Mr. O’Neil’s, Mr. Moore’s, and Mr. Munoz’s bonus that is linked to the investment performance of Fidelity Institutional Asset Management® Total Bond Fund is based on the pre-tax investment performance of the fund measured against the Bloomberg U.S. Aggregate Bond Index.

The portion of Mr. Castagliuolo’s bonus that is linked to the investment performance of Fidelity Institutional Asset Management® Total Bond Fund is based on the pre-tax investment performance of the fund’s assets he manages measured against the Bloomberg US MBS Index.

1

Mr. Karam’s, Mr. Weaver’s, Mr. Mollenhauer’s, Mr. Nielsen’s, and Mr. Perine’s base salaries are determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over each portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on each portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of Mr. Karam’s and Mr. Weaver’s bonus that is linked to the investment performance of Fidelity Institutional Asset Management® Total Bond Fund is based on the pre-tax investment performance of the fund’s assets allocated to the high income asset class of the fund within the eVestment High Yield.

The portion of Mr. Mollenhauer’s, Mr. Nielsen’s and Mr. Perine’s bonus that is linked to the investment performance of JNL/PPM Floating Rate Income Fund is based on the fund’s pre-tax investment performance within the LipperSM Loan Participation Funds.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s ultimate parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

Effective October 1, 2022, on page 210, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the tables in the entirety and replace with the following, which reflects information as of June 30, 2022:

JNL/Fidelity Institutional Asset Management® Total Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Alexandre Karam	Other Registered Investment Companies	18	$13.74 billion	0	$0
	Other Pooled Vehicles	19	$12.07 billion	0	$0
	Other Accounts	5	$410 million	0	$0

Jeff Moore	Other Registered Investment Companies	10	$91.42 billion	0	$0
	Other Pooled Vehicles	17	$12.77 billion	0	$0
	Other Accounts	16	$13.26 billion	0	$0

Celso Munoz	Other Registered Investment Companies	11	$94.49 billion	0	$0
	Other Pooled Vehicles	3	$7.36 billion	0	$0
	Other Accounts	8	$5.73 billion	0	$0

Ford O’Neil	Other Registered Investment Companies	16	$116.11 billion	0	$0
	Other Pooled Vehicles	10	$11.06 billion	0	$0
	Other Accounts	5	$1.77 billion	0	$0

Michael Weaver	Other Registered Investment Companies	15	$11.86 billion	0	$0
	Other Pooled Vehicles	4	$1.41 billion	0	$0
	Other Accounts	5	$435 million	0	$0

Franco Castagliuolo	Other Registered Investment Companies	24	$45.1 billion	0	$0
	Other Pooled Vehicles	3	$2.08 billion	0	$0
	Other Accounts	0	$0	0	$0

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JNL/PPM America Floating Rate Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Eric Mollenhauer	Other Registered Investment Companies	12	$19.34 billion	0	$0
	Other Pooled Vehicles	6	$2.95 billion	0	$0
	Other Accounts	15	$5.05 billion	0	$0

Kevin Nielsen	Other Registered Investment Companies	11	$19.22 billion	0	$0
	Other Pooled Vehicles	6	$3.19 billion	0	$0
	Other Accounts	15	$5.05 billion	0	$0

Chandler Perine	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective October 1, 2022, on page 211, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, for the JNL/PPM America Floating Rate Income Fund, under “Security Ownership of Portfolio Managers for the JNL/Fidelity Institutional Asset Management® Total Bond Fund as of June 30, 2022,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alexandre Karam	X
Jeff Moore	X
Celso Munoz	X
Ford O’Neil	X
Michael Weaver	X
Franco Castagliuolo	X

Effective October 1, 2022, on page 211, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for FIAM LLC, for the JNL/PPM America Floating Rate Income Fund, under “Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund as of June 30, 2022,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Eric Mollenhauer	X
Kevin Nielsen	X
Chandler Perine	X

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Effective November 14, 2022, on page 219, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Goldman Sachs Asset Management, L.P., please delete the first paragraph in the entirety and replace with the following:

Goldman Sachs Asset Management, L.P. (“GSAM”), which is located at 200 West Street, New York, New York, 10282 serves as Sub-Adviser to the JNL/Goldman Sachs 4 Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”). As of June 30, 2022, GSAM, including its investment advisory affiliates, along with other units of the Investment Management Division of GSAM, had assets under supervision (AUS) of approximately $ 2.2 trillion (firm-wide assets include assets managed by GSAM and its investment advisory affiliates). AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion.

Effective November 14, 2022, on page 220, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Goldman Sachs Asset Management, L.P., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for the JNL/Goldman Sachs 4 Fund, please delete the table in the entirety and replace with the following, which reflects information as of June 30, 2022:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Marcus Ng	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Len Ioffe	Other Registered Investment Companies	34	$20.25 billion	0	$0
	Other Pooled Vehicles	24	$8.9 billion	0	$0
	Other Accounts	33	$8.14 billion	1	$464 million

Effective November 14, 2022, on page 221, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Goldman Sachs Asset Management, L.P., under “Security Ownership of Portfolio Managers for the JNL/Goldman Sachs 4 Fund as of December 31, 2021,” please delete the section in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs 4 Fund as of June 30, 2022

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Marcus Ng	X
Len Ioffe	X

Effective November 14, 2022, on page 249, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, please delete the second paragraph in the entirety and replace with the following:

Mellon serves as Sub-Adviser to the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL Bond Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund. Mellon is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

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Effective November 14, 2022, 2022, on page 250, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the first paragraph in the entirety and replace with the following:

JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL Bond Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund.

Effective November 14, 2022, on page 251, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, please delete the “Security Ownership of Portfolio Managers” introductory paragraph in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL Bond Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund.

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Effective November 14, 2022, on page 294, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/Goldman Sachs 4 Fund, please delete the table rows in the entirety and replace with the following:

Fund	Co-Sub-Advisers	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2020
JNL/Goldman Sachs 4 Fund	Mellon[8]	$3,186,167	0.05%
	GSAM
[8]	Effective November 14, 2022, Mellon will no longer serve as a Co-Sub-Adviser to the Fund.

Effective November 1, 2022, on page 296, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/JPMorgan MidCap Growth Fund, please delete the table row in the entirety and replace with the following:

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2021
JNL/JPMorgan MidCap Growth Fund[7]	$14,158,779	0.36%
[7]	For the purpose of calculating the sub-adviser fee for the JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan MidCap Growth Fund, and JNL/JPMorgan U.S. Value Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.

This Supplement is dated November 15, 2022.

(To be used with V3180 04/22 and V3180PROXY 04/22.)

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